Financial instruments (Details 4) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended																																				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2012 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2011 Recurring basis Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Recurring basis Securities received as collateral	Jun. 30, 2012 Recurring basis Trading assets	Jun. 30, 2011 Recurring basis Trading assets	Jun. 30, 2012 Recurring basis Trading assets Debt securities	Jun. 30, 2011 Recurring basis Trading assets Debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2011 Recurring basis Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2011 Recurring basis Trading assets Debt securities RMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2011 Recurring basis Trading assets Debt securities CMBS	Jun. 30, 2012 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2011 Recurring basis Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Recurring basis Trading assets Equity securities	Jun. 30, 2011 Recurring basis Trading assets Equity securities	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments Equity/index-related derivatives	Jun. 30, 2012 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2011 Recurring basis Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Recurring basis Trading assets Other.	Jun. 30, 2011 Recurring basis Trading assets Other.	Jun. 30, 2012 Recurring basis Investment securities	Jun. 30, 2011 Recurring basis Investment securities	Jun. 30, 2012 Recurring basis Other investments	Jun. 30, 2011 Recurring basis Other investments	Jun. 30, 2012 Recurring basis Other investments Private Equity	Jun. 30, 2012 Recurring basis Other investments Hedge funds	Jun. 30, 2012 Recurring basis Other investments Other equity investments	Jun. 30, 2012 Recurring basis Other investments Other equity investments - of which private	Jun. 30, 2012 Recurring basis Other investments Life finance instruments	Jun. 30, 2011 Recurring basis Other investments Life finance instruments	Jun. 30, 2012 Recurring basis Other investments Equity securities	Jun. 30, 2011 Recurring basis Other investments Equity securities	Jun. 30, 2012 Recurring basis Loans	Jun. 30, 2011 Recurring basis Loans	Jun. 30, 2012 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2011 Recurring basis Loans - of which commercial and industrial	Jun. 30, 2012 Recurring basis Loans - of which financial institutions	Jun. 30, 2011 Recurring basis Loans - of which financial institutions	Jun. 30, 2012 Recurring basis Other intangible assets.	Jun. 30, 2011 Recurring basis Other intangible assets.	Jun. 30, 2012 Recurring basis Other assets	Jun. 30, 2011 Recurring basis Other assets	Jun. 30, 2012 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2011 Recurring basis Other assets - of which loans held-for-sale	Jun. 30, 2012 Recurring basis Other assets - of which loans held-for-sale RMBS	Jun. 30, 2012 Recurring basis Assets.	Jun. 30, 2011 Recurring basis Assets.
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets			1,204	1,197	193	22,278	22,372	10,028	11,013	5,076	3,803	1,786	3,264	1,517	1,861	727	1,135	467	622	9,587	8,719	2,547	2,072	2,732	2,300	2,171	2,725	2,196	2,018	102	79	9,045	11,435	4,443	274	2,519	2,519	1,969	1,844	7,076	9,591	6,842	6,258	4,559	3,558	2,179	2,195	70	66	7,469	9,253	6,901	8,932		47,203	50,660
Transfers in, assets	2,311	3,982	0	0	0	2,578	3,048	1,269	1,450	479	378	517	792	111	68	136	175	287	204	912	1,288	55	60	396	109	455	845	110	106	0	2	4	23					0	0	4	23	220	915	114	912	76	3	0	0	1,180	2,965	1,155	2,963		3,982	6,953
Transfers out, assets	(1,862)	(4,692)	0	(9)	(195)	(2,759)	(3,106)	(1,477)	(1,512)	(665)	(205)	(545)	(769)	(154)	(159)	(44)	(343)	(39)	(355)	(1,128)	(1,040)	(247)	(122)	(459)	(153)	(328)	(717)	(115)	(199)	0	0	(48)	(66)					0	0	(48)	(66)	(97)	(935)	(97)	(564)	0	(127)	0	0	(1,593)	(4,591)	(1,592)	(4,588)		(4,692)	(8,707)
Purchases, assets			0	0	0	4,775	7,387	3,338	5,291	2,268	2,180	477	2,187	206	324	300	305	198	523	0	0	0	0	0	0	0	0	1,239	1,573	0	50	490	699					70	59	420	640	327	1,050	92	170	227	876	2	0	1,513	3,185	1,465	2,991		7,107	12,371
Sales, assets			0	0	0	(6,884)	(7,901)	(5,310)	(6,237)	(3,323)	(1,853)	(999)	(2,830)	(142)	(601)	(485)	(616)	(446)	(425)	0	0	0	0	0	0	0	0	(1,128)	(1,239)	(7)	(11)	(783)	(1,966)					(154)	(90)	(629)	(1,876)	(712)	(454)	(353)	(269)	(345)	(80)	0	0	(1,744)	(2,874)	(1,662)	(2,861)		(10,130)	(13,206)
Issuances, assets			0	56	0	701	319	0	0	0	0	0	0	0	0	0	0	0	0	701	319	152	112	259	110	145	21	0	0	0	0	0	0					0	0	0	0	1,779	1,163	1,095	975	496	189	0	0	101	1,186	101	1,185		2,581	2,724
Settlements, assets			0	(46)	0	(1,656)	(841)	0	0	0	0	0	0	0	0	0	0	0	0	(1,656)	(805)	(369)	(241)	(616)	(13)	(385)	(382)	0	(36)	0	(4)	0	0					0	0	0	0	(1,803)	(1,748)	(1,459)	(1,192)	(329)	(370)	0	0	(664)	(839)	(665)	(833)		(4,123)	(3,478)
Gain (loss) on transfers in/out included in trading revenues, assets			0	0	0	115	95	28	98	35	46	(11)	35	(5)	4	1	12	16	40	73	(51)	11	(9)	57	24	0	(65)	(2)	8	0	0	0	0					0	0	0	0	5	21	5	5	0	(1)	0	0	54	89	53	89		174	205
Gain (loss) on all other activity included in trading revenues, assets			(25)	(9)	0	47	968	34	442	232	33	26	215	(170)	64	17	134	(52)	32	55	475	34	(171)	(129)	171	22	222	10	19	0	0	26	91					25	56	1	35	(186)	190	12	96	(221)	42	0	0	318	374	286	349	170	180	1,614
Gain (loss) on transfers in/out included in other revenues, assets			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0					0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets			0	0	0	0	39	0	1	0	1	0	0	0	0	0	0	0	38	0	0	0	0	0	0	0	0	0	0	0	0	381	927					0	0	381	927	0	0	0	0	0	0	(9)	(10)	0	(1)	0	0		372	955
Foreign currency translation impact, assets			7	(123)	2	82	(2,334)	25	(1,164)	23	(547)	2	(297)	1	(121)	2	(103)	(2)	(65)	42	(877)	12	(187)	7	(255)	11	(259)	17	(228)	(3)	(8)	43	(1,066)					12	(190)	31	(876)	25	(657)	10	(342)	10	(280)	0	(6)	1	(1,000)	10	(952)		157	(5,194)
Balance at end of period, assets			1,186	1,066	0	19,277	20,046	7,935	9,382	4,125	3,836	1,253	2,597	1,364	1,440	654	699	429	614	8,586	8,028	2,195	1,514	2,247	2,293	2,091	2,390	2,327	2,022	92	108	9,158	10,077	4,443	274	2,519	2,519	1,922	1,679	7,236	8,398	6,400	5,803	3,978	3,349	2,093	2,447	63	50	6,635	7,747	6,052	7,275		42,811	44,897